Segment reporting	12 Months Ended
Dec. 31, 2025
Segment reporting
Segment reporting

6.Segment reporting

The CODM reviews the Group’s internal reporting for purposes of business management, resource allocation, operating decision making and performance evaluation. The CODM has determined the operating segments based on their reports. The Group’s brands and trade names are organized into five business groups – Lanvin, Wolford, Caruso, St. John and Sergio Rossi – comprise brands dealing with the same category of products that use similar production and distribution processes.

At December 31, 2025, in accordance with IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations, the Caruso business is no longer included in segment information and is classified as a discontinued operation. The segment information note for the years ended December 31, 2024 and 2023 have been restated to exclude the Caruso business, to ensure consistency of presentation. Refer to Note 12 for further details of the disposal.

The following tables summarize selected financial information by segment for the years ended December 31, 2025, 2024 and 2023:

	For the year ended December 31, 2025
					Other and
				Sergio	holding	Eliminations	Group
(Euro thousands)	Lanvin	Wolford	St. John	Rossi	companies	and Unallocated	Consolidated
Segment results
Sales outside the Group	57,503	75,481	77,763	28,958	793	—	240,498
Intra-Group sales	124	105	475	577	7,405	(8,686)	—
Total revenue	57,627	75,586	78,238	29,535	8,198	(8,686)	240,498
Cost of sales	(23,952)	(31,626)	(24,639)	(20,056)	(720)	373	(100,620)
Gross profit	33,675	43,960	53,599	9,479	7,478	(8,313)	139,878
Loss from operations before non-underlying items							(215,385)
Non-underlying items							(16,263)
Finance cost – net							(35,490)
Loss before income tax							(267,138)
Income tax benefits							15,775
Loss from continuing operations							(251,363)
Other segment information
Depreciation and amortization	15,243	10,165	9,991	3,773	59	—	39,231
Of which: Right-of-use assets	11,388	8,132	8,114	2,172	—	—	29,806
Other	3,855	2,033	1,877	1,601	59	—	9,425
Provisions and impairment losses	(2,501)	5,093	1,904	1,382	66,730	—	72,608

	For the year ended December 31, 2024*
					Other and
				Sergio	holding	Eliminations	Group
(Euro thousands)	Lanvin	Wolford	St. John	Rossi	companies	and Unallocated	Consolidated
Segment results
Sales outside the Group	82,720	87,891	79,267	41,297	689	—	291,864
Intra-Group sales	—	—	—	613	9,926	(10,539)	—
Total revenue	82,720	87,891	79,267	41,910	10,615	(10,539)	291,864
Cost of sales	(34,280)	(36,896)	(24,816)	(24,043)	(820)	1,487	(119,368)
Gross profit	48,440	50,995	54,451	17,867	9,795	(9,052)	172,496
Loss from operations before non-underlying items							(166,765)
Non-underlying items							10,243
Finance cost – net							(29,398)
Loss before income tax							(185,920)
Income tax expenses							(3,086)
Loss from continuing operations							(189,006)
Other segment information
Depreciation and amortization	17,822	12,644	10,065	4,747	71	—	45,349
Of which: Right-of-use assets	12,242	10,769	7,890	3,020	—	—	33,921
Other	5,580	1,875	2,175	1,727	71	—	11,428
Provisions and impairment losses	(4,085)	6,476	(310)	1,951	30,995	—	35,027

*In accordance with IFRS 5, the segment information for 2024 has been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).

	For the year ended December 31, 2023*
					Other and
				Sergio	holding	Eliminations	Group
(Euro thousands)	Lanvin	Wolford	St. John	Rossi	companies	and Unallocated	Consolidated
Segment results
Sales outside the Group	111,725	126,280	90,398	58,186	387	—	386,976
Intra-Group sales	15	—	—	1,332	10,158	(11,505)	—
Total revenue	111,740	126,280	90,398	59,518	10,545	(11,505)	386,976
Cost of sales	(47,193)	(42,941)	(33,024)	(29,083)	(414)	6,079	(146,576)
Gross profit	64,547	83,339	57,374	30,435	10,131	(5,426)	240,400
Loss from operations before non-underlying items							(118,181)
Non-underlying items							(3,781)
Finance cost – net							(20,014)
Loss before income tax							(141,976)
Income tax benefits							(3,323)
Loss from continuing operations							(145,299)
Other segment information
Depreciation and amortization	15,115	14,190	10,071	6,254	164	—	45,794
Of which: Right-of-use assets	9,714	11,979	7,193	3,449	—	—	32,335
Other	5,401	2,211	2,878	2,805	164	—	13,459
Provisions and impairment losses	(6,309)	7,611	1,492	1,077	(4,136)	—	(265)

*In accordance with IFRS 5, the segment information for 2023 has been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).

The following table summarizes non-current assets by geography at December 31, 2025 and 2024.

	At December 31,
(Euro thousands)	2025	2024
EMEA (1)	165,152	255,836
North America (2)	96,200	125,662
Greater China (3)	49,750	53,187
Other Asia (4)	1,179	2,837
Total non-current assets (other than deferred tax assets)	309,281	437,522
(1)	EMEA includes EU countries, the United Kingdom, Switzerland, the countries of the Balkan Peninsula, Eastern Europe, Scandinavian, Azerbaijan, Kazakhstan and the Middle East.
(2)	North America includes the United States of America and Canada.
(3)	Greater China includes Mainland China, Hong Kong, Macao and Taiwan.
(4)	Other Asia includes Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.